JPMorgan Government Bond Fund Average Annual Total Returns - A C I Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
BLOOMBERG US AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
BLOOMBERG US GOVERNMENT BOND INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.31%	(0.94%)	1.38%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	2.67%	(1.49%)	0.89%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	5.20%	(1.27%)	0.79%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	6.98%	(0.49%)	1.54%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.59%	(1.47%)	0.55%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.11%	(0.80%)	0.75%